Investments (excluding Consolidated Investment Entities) - Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Impaired loans with allowances for losses	$ 0	$ 0	$ 0
Impaired loans without valuation allowances	16.8	16.8	48.7
Subtotal	16.8	16.8	48.7
Less: Allowances for losses on impaired loans	0	0	0
Impaired loans, net	16.8	16.8	48.7
Unpaid principal balance of impaired loans	$ 31.9	$ 31.9	$ 63.8